Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net income:
Net income attributable to MHFG common shareholders		¥ 581,765	¥ 150,195	¥ 84,471
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions		¥ 581,765	¥ 150,195	¥ 84,471
Shares:
Weighted average common shares outstanding		2,537,513	2,537,368	2,536,238
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]	89	158	452
Weighted average common shares after assumed conversions		2,537,602	2,537,526	2,536,690
Earnings per common share:
Basic net income per common share		¥ 229.27	¥ 59.19	¥ 33.31
Diluted net income per common share	[1]	¥ 229.26	¥ 59.19	¥ 33.30

[1]	For the fiscal years ended March 31, 2020 and 2021, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.